Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
NOTE 11 - Accounts Receivable

As of December 31, 2014 and 2013, the Company's net accounts receivable were $786,056 and $898,934, respectively.

The following table summarizes activity for the allowance for doubtful accounts for the years ended December 31, 2014 and 2013:

	2014	2013
Beginning balance as of January 1,	$47,927	$4,892
Bad debt expense	64,226	44,198
Charge offs, net	(49,904)	(1,163)
Ending balance as of December 31,	$62,249	$47,927